Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Equipment Tables
Equipment

Equipment consists of the following:

	June 30,	December 31,
	2015	2014
Test vehicles	$124,687	$124,687
Other	5,000	--
	129,687	124,687
Less: accumulated depreciation	(19,119)	(6,234)
	$110,568	$118,453
Equipment consists of the following:
	December 31,
	2014	2013
Test vehicles	$124,687	$--
Less: accumulated depreciation	(6,234)	--
	$118,453	$--